Note 2 - Basis of Preparation - Ownership Interests (Details)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Sierra Gold & Silver Ltd. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary			100.00%	100.00%
Rio Grande Resources Ltd [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	[1]	19.95%

[1]	Rio Grande was newly incorporated on July 19, 2024 for the purpose of the spin-out that was completed on January 31, 2024 (Note 17). Both Sierra and Rio Grande were consolidated into Foremost through January 31, 2024.